Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes
Income Taxes

16.  Income Taxes

(i)	Income tax expense

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Current tax
HK	1	6
PRC	868	976
US and others	86	52
Total current tax	955	1,034
Deferred income tax expense	1,931	1,696
Income tax expense	2,886	2,730

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s (loss)/income before income taxes and equity in earnings of an equity investee is as follows:

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
(Loss)/income before income taxes and equity in earnings of an equity investee	(4,756)	137,088
Tax calculated at the statutory tax rate of the Company	(785)	22,620
Tax effects of:
Different tax rates applicable in different jurisdictions	625	(1,423)
Tax valuation allowance	6,513	(2,898)
Preferential tax rate difference	(32)	(39)
Preferential tax deduction and credits	(8,405)	(17,735)
Expenses not deductible for tax purposes	7,548	2,829
Utilization of previously unrecognized tax losses	(3)	(39)
Withholding tax on undistributed earnings of PRC entities	1,670	1,755
Income not subject to tax	(2,852)	(2,478)
Temporary difference	(1,615)	(127)
Others	222	265
Income tax expense	2,886	2,730